Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Goodwill and other intangible assets and liabilities

Goodwill

The goodwill balance and changes in the carrying amount is as follows:

(In US$ millions)	December 31, 2013	December 31, 2012
Net book balance at January 1	1,320	1,320
Disposal of tender rigs	(120)	—
Net book balance of December 31	1,200	1,320

In the years ended December 31, 2013, 2012 and 2011 no impairment losses were recognized. See Note 11 to the consolidated financial statements included herein for the goodwill disposed due to sale of tender rigs.

Intangibles

Intangible assets/liabilities relate to favorable/unfavorable contracts which are recorded at fair value at the date of acquisition. The amounts recognized represent the net present value of the existing contracts at the time of acquisition compared to the current market rates at the time of acquisition, discounted at the weighted average cost of capital. The estimated unfavorable contract values have been recognized and amortized over the terms of the contracts, ranging from two to five years. The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2013			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Favorable contracts - intangible assets
Balance at beginning of period	51	(49)	2	51	(37)	14
Amortization of favorable contracts	—	(2)	(2)	—	(12)	(12)
Derecognition of fully amortized contracts	(51)	51	—	—	—	—
Balance at end of period	—	—	—	51	(49)	2

Unfavorable contracts - intangible liabilities
Balance at beginning of period	—	—	—	—	—	—
Additions	444	—	444	—	—	—
Amortization of unfavorable contracts	—	(67)	(67)	—	—	—
Balance at end of period	444	(67)	377	—	—	—

We amortize the favorable and unfavorable contracts as revenue or reduction to revenue over the contract term. This is recognized within other revenues in the consolidated statement of operations. The table below shows the amounts relating to favorable and unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2014	2015	2016	2017	2018	Total
Amortization of unfavorable contracts	109	109	109	50	—	377